Summary of Significant Accounting Policies (Details) - Schedule of Class A Common Stock Reflected in the Consolidated Condensed Balance Sheet - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Class A Common Stock Reflected in the Consolidated Condensed Balance Sheet [Line Items]
Gross proceeds		$ 287,500,000
Less:
Proceeds allocated to Public Warrants		(9,195,833)
Class A common stock issuance costs		(15,827,645)
Plus:
Accretion of carrying value to redemption value	$ 2,942,345	27,881,248
Class A common stock subject to possible redemption	6,228,145	$ 290,357,770
Less:
Redemption	$ (287,071,970)